Cash and cash equivalents and short-term financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents and financial assets
Schedule of cash and cash equivalents by currency

The Company’s cash and cash equivalents are maintained in the following respective currencies as of December 31, 2023 and 2022:

	As of
	December 31,
In CHF thousands	2023	2022
Cash and cash equivalents	78,494	31,586
Total	78,494	31,586
By currency
CHF	52,437	24,418
EUR	8,155	1,313
USD	17,902	5,855
Total cash and cash equivalents	78,494	31,586

Schedule of short-term financial assets

The following table summarizes the Company’s short-term financial assets as of December 31, 2023 and 2022:

	As of
	December 31,
In CHF thousands	2023	2022
Short-term financial assets due in one year or less	24,554	91,000
Total	24,554	91,000
By currency
CHF	22,000	91,000
USD	2,554	—
Total short-term financial assets	24,554	91,000